Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			$ 6,720
Depreciation charge	$ (453)	$ (299)	(846)	$ (606)
Right-of-use asset, ending balance	10,971	6,094	10,971	6,094
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			9,445	9,139
Additions			4,818
Exchange difference			332	(523)
Right-of-use asset, ending balance	14,595	8,616	14,595	8,616
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(2,725)	(1,975)
Exchange difference			(53)	59
Depreciation charge			(846)	(606)
Right-of-use asset, ending balance	(3,624)	(2,522)	(3,624)	(2,522)
Properties (Offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	10,936	6,027	10,936	6,027
Properties (Offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			9,311	9,005
Additions			4,818
Exchange difference			332	(523)
Right-of-use asset, ending balance	14,461	8,482	14,461	8,482
Properties (Offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(2,642)	(1,925)
Exchange difference			(53)	59
Depreciation charge			(830)	(589)
Right-of-use asset, ending balance	(3,525)	(2,455)	(3,525)	(2,455)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	35	67	35	67
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			134	134
Additions			0
Exchange difference			0	0
Right-of-use asset, ending balance	134	134	134	134
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(83)	(50)
Exchange difference			0	0
Depreciation charge			(16)	(17)
Right-of-use asset, ending balance	$ (99)	$ (67)	$ (99)	$ (67)